Offerings - Offering: 1	Aug. 05, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2029
Maximum Aggregate Offering Price	$ 747,720,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,363.47
Offering Note	This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form S-3 (No. 333-275097), in accordance with Rules 456(b) and 457(r) under the Securities Act. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate offering price of those offerings is $747,720,000.